Fees Summary	Dec. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,000
Previously Paid Amount	0.00
Total Fee Amount	6.89
Total Offset Amount	0.00
Net Fee	6.89
Narrative - Max Aggregate Offering Price	$ 45,000
Final Prospectus	true